(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
September 30, 2001


CMA Pennsylvania
Municipal Money Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA Pennsylvania
Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:


For the six-month period ended September 30,2001, CMA Pennsylvania Municipal Money Fund paid shareholders a net annualized yield of 2.28%.* As of September 30, 2001, the Fund's 7-day yield was 1.79%.


Economic Environment
Economic growth in the commonwealth of Pennsylvania continued to decelerate during the six-month period ended September 30, 2001. Consequently, the pace of employment growth in nearly all industries slowed. Most troubling was the drop in services employment growth, which had been boosting overall economic activity in the commonwealth. In addition, Pennsylvania manufacturers are facing both cyclical and structural factors that are prompting cuts in payrolls in the face of decreasing demand and narrow profit margins. Statewide, more than 18,700 manufacturing jobs were lost during the last year, with the overwhelming majority coming from durable goods manufacturing. This downturn in manufacturing and sluggish employment growth has led to a noticeable increase in the commonwealth's unemployment rate. Pennsylvania's seasonally adjusted unemployment rate, which began the year at 4.4%, stood at 4.9% in August. Moreover, Pennsylvania continues to suffer from near-stagnant population growth, increasing by only 0.24% in 2000, compared to a national average of 1.8%. This had significant implications for economic growth effecting sectors such as housing, retail sales, construction and government spending. Moreover, slow population growth will continue to limit employment growth going forward.

According to the region's September Business Outlook Survey, most indicators improved from their readings last month. For example, indexes for general activity and shipments showed a marked improvement during the past few months, while new orders remained steady. The survey also reflected that firms were more optimistic about conditions six months into the future, although survey responses were completed prior to the tragic events of September 11. Finally, the commonwealth's stabilization reserve fund, which totaled over $1.1 billion in June 2000, should help to weather the current economic downturn.


Investment Strategy
CMA Pennsylvania Municipal Money Fund began the six-month period ended September 30, 2001 in pursuit of a more bullish stance given the sustained weakness of the US economy. For the first half of the period, evidence that the domestic economy was weaker than expected forced the Federal Reserve Board to aggressively continue to ease monetary policy. For instance, at an intermeeting move on April 18, 2001, the Federal Reserve Board, which had already eased 150 basis points (1.50%), cut the Federal Funds rate by another 50 basis points. However, in contrast to the previous six months, the traditional increase in short-term tax-exempt issuance had provided some attractive opportunities to work toward our desired position. Consequently, the bulk of our purchases were completed early in the period as expectations of further interest rate cuts remained high. For the six-month period ended September 30, 2001, Pennsylvania's short-term tax-exempt issuance totaled $382.0 million, a significant increase from the $175.5 million issued for the previous six months. On May 15, 2001, the Federal Reserve Board once again lowered the Federal Funds rate by 50 basis points, as a result of an ongoing weakness in economic indicators such as nonfarm payrolls and initial jobless claims. During this time, we continued to seek out prudent opportunities to maintain a more bullish stance for the Fund.

Although weakness persisted into the second half of the period, the tone of economic data began to suggest that the US economy might be hitting bottom. This was reflected in the Federal Reserve Board's decision to scale back cuts in the Federal Funds rate to 25 basis points at both its June 27 and August 21, 2001 meetings. Given that the Federal Reserve Board significantly lowered interest rates, we believed that a majority of the easing was completed. Consequently, we did not expect to remain as aggressive in lieu of the economic recovery expected early in the first quarter of 2002. However, on September 11, 2001, the US economy and financial markets were dealt a tremendous blow as a result of terrorist attacks on the World Trade Center and the Pentagon. In fact, during the last two weeks of the period ended September 30, 2001, the Dow Jones Industrial Average and NASDAQ Composite Index declined 8% and 11.5%, respectively. Going forward, we believe that these events will both deepen and prolong the current economic slowdown. Therefore, we will look to maintain our relatively bullish stance, while continuing to monitor all factors effecting the marketplace.


In Conclusion
We thank you for your support of CMA Pennsylvania Municipal Money
Fund, and we look forward to serving your investment needs in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Darrin J. SanFillippo)
Darrin J. SanFillippo
Vice President and Portfolio Manager



November 1, 2001



The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11


A Perspective from Bob Doll, President & Chief Investment Officer of Merrill Lynch Investment Managers, L.P.

For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans - across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics - economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
PROXY RESULTS


During the six-month period ended September 30, 2001, CMA Pennsylvania Municipal Money Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on September 20, 2001, except for Proposal 4, which was adjourned until the next shareholder meeting on October 18, 2001. The description of each proposal and number of shares voted are as follows:

                                                                       Shares Voted     Shares Withheld
                                                                           For            From Voting
1. To elect the Fund's Board of Trustees:    Terry K. Glenn             601,208,192       6,049,446
                                             Ronald W. Forbes           600,608,061       6,649,577
                                             Cynthia A. Montgomery      600,597,937       6,659,701
                                             Charles C. Reilly          600,903,392       6,354,246
                                             Kevin A. Ryan              600,228,875       7,028,763
                                             Roscoe S. Suddarth         600,430,337       6,827,301
                                             Richard R. West            600,612,425       6,645,213
                                             Edward D. Zinbarg          600,166,005       6,091,633

                                                                     Shares Voted   Shares Voted    Shares Voted
                                                                         For          Against         Abstain
2. To approve to convert the Fund to a "master/feeder" structure.    586,154,271      14,450,614     6,652,753
3. To approve to divide the Fund's shares into additional classes.   583,384,043      18,081,110     5,792,485
4. To change the Fund's investment restrictions.                      Adjourned       Adjourned      Adjourned


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001                                                          (IN THOUSANDS)
                      Face
State                Amount                                 Issue                                                Value
Pennsylvania--                ABN Amro Munitops Certificates Trust, VRDN (d):
98.3%               $ 3,760     GO, Series 2001-18, 2.25% due 10/01/2009 (b)                                  $    3,760
                     19,879     Series 1999-16, 2.18% due 3/07/2007 (c)                                           19,879
                      2,000   Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds
                              (Pittsburgh International Airport), AMT, 5% due 1/01/2002 (c)                        2,010
                     12,000   Allegheny County, Pennsylvania, GO, Series C-51, 3.15% due 5/01/2002                12,000
                              Allegheny County, Pennsylvania, Hospital Development Authority,
                              Revenue Bonds (Presbyterian University Hospital), ACES, VRDN (d):
                      3,945     Series B-1, 2.30% due 3/01/2018                                                    3,945
                        970     Series B-2, 2.30% due 3/01/2018                                                      970
                      4,445     Series B-3, 2.30% due 3/01/2018                                                    4,445
                      3,425   Allegheny County, Pennsylvania, IDA, Revenue Bonds (The Bradley
                              Center), VRDN, Series A, 2.40% due 11/01/2014 (d)                                    3,425
                      9,205   Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds
                              (Commercial Development-Parkway Center Project), VRDN, Series A, 2.35%
                              due 5/01/2009 (d)                                                                    9,205
                      2,000   Baldwin and Whitehall, Pennsylvania, School District, GO, TRAN, 3.25%
                              due 6/28/2002                                                                        2,007
                     10,400   Beaver County, Pennsylvania, IDA, Environmental Improvement
                              Recreation Revenue Bonds (BASF Corporation Project), VRDN, AMT, 2.80%
                              due 9/01/2032 (d)                                                                   10,400
                      2,355   Beaver County, Pennsylvania, IDA, IDR (Standard Steel Specialty), VRDN,
                              2.55% due 12/03/2007 (d)                                                             2,355
                              Beaver County, Pennsylvania, IDA, PCR, Refunding:
                      4,000     (Atlantic Richfield Project), VRDN, 2.25% due 12/01/2020 (d)                       4,000
                     20,000     (Duquesne Light Company), CP, Series E, 2.25% due 10/30/2001                      20,000
                      5,460   Bedford County, Pennsylvania, IDA, Revenue Bonds (Defiance Metal
                              Products),VRDN, 2.55% due 2/01/2011 (d)                                              5,460
                      1,375   Berks County, Pennsylvania, IDA, IDR (Valley Forge Flag Company, Inc.
                              Project), VRDN, AMT, Series A, 2.45% due 9/01/2006 (d)                               1,375
                      3,155   Berks County, Pennsylvania, IDA, Revenue Bonds (World Electronics
                              Sales), VRDN, AMT, 2.45% due 8/01/2016 (d)                                           3,155
                      3,000   Bethel Park, Pennsylvania, School District, TRAN, 3% due 6/28/2002                   3,006
                      2,880   Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc.
                              Project), VRDN, AMT, 2.45% due 2/01/2015 (d)                                         2,880
                      3,500   Bucks County, Pennsylvania, GO, TRAN, 3.75% due 12/31/2001                           3,505
                              Bucks County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                      4,600     (Bracalentes Manufacturing Company Inc. Project), 2.45% due 6/01/2016              4,600
                      4,500     (Harsco Corporation Project), 2.45% due 8/01/2011                                  4,500
                      3,475   Burrell, Pennsylvania, School District, TRAN, 3.30% due 6/28/2002                    3,483


Portfolio Abbreviations for CMA Pennsylvania Municipal Money Fund

ACES SM    Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
COP        Certificate of Participation
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
S/F        Single Family
TRAN       Tax Revenue Anticipation Notes
UPDATES    Unit Price Demand Adjustable Tax-Exempt Securities
VRDN       Variable Rate Demand Notes


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                              (IN THOUSANDS)
                      Face
State                Amount                                 Issue                                                Value
Pennsylvania        $ 1,500   Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project),
(continued)                   VRDN, AMT, 2.50% due 9/01/2015 (d)                                              $    1,500
                      3,000   Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent
                              Association), VRDN, AMT, Series B, 2.45% due 12/01/2020 (d)                          3,000
                     17,920   Clipper Tax-Exempt, COP, VRDN, AMT, Series 1999-6, 2.38% due
                              5/14/2002 (d)                                                                       17,920
                      1,495   Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN,
                              AMT, Series A, 2.55% due 11/01/2017 (d)                                              1,495
                              Dauphin County, Pennsylvania, General Authority Revenue Refunding
                              Bonds (a):
                      1,260     (School), 2.30% due 3/01/2002                                                      1,266
                     11,640     (School District Pooled Financing Program II), VRDN, 2.30% due
                                9/01/2032 (d)                                                                     11,640
                      4,180   Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection
                              System Project), VRDN, AMT, 2.45% due 1/01/2014 (d)                                  4,180
                      2,000   Delaware County, Pennsylvania, Authority Revenue Bonds (Widener
                              University Inc.), VRDN, 2.35% due 7/01/2014 (d)                                      2,000
                      2,525   Delaware County, Pennsylvania, IDA, IDR (Tura Machine Company
                              Project), VRDN, AMT, 2.50% due 3/01/2008 (d)                                         2,525
                      2,700   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project),
                              UPDATES, VRDN,2.60% due 12/01/2009 (d)                                               2,700
                     15,000   Delaware County, Pennsylvania, IDA, Revenue Bonds (Excelon Generating),
                              CP, Series 2001A, 3.05% due 10/04/2001                                              15,000
                      4,300   Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803,
                              2.38% due 5/01/2008 (d)                                                              4,300
                      5,705   Eagle Tax-Exempt Trust, Pennsylvania, HFA, VRDN, Series 94C, Class 3801,
                              2.38% due 7/01/2025 (d)                                                              5,705
                      5,940   Eagle Tax-Exempt Trust, Pennsylvania, VRDN, Series 96C, Class 3801, 2.38%
                              due 5/01/2014 (d)                                                                    5,940
                              East Hempfield Township, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                     10,000     (Mennonite Home Project), 2.36% due 6/01/2025                                     10,000
                      2,765     (Steckel Printing Inc.), AMT, 2.40% due 2/01/2013                                  2,765
                      9,300   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN,
                              Sub-Series A-9, 2.35% due 3/01/2024 (d)                                              9,300
                      2,390   Erie County, Pennsylvania, Industrial Development (Reed Manufacturing
                              Corp. Project), VRDN, AMT, 2.55% due 6/01/2006 (d)                                   2,390
                      3,205   Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing
                              Facilities-Kyowa America), VRDN, AMT, Series D, 2.45% due 7/01/2014 (d)              3,205
                      5,625   Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility
                              Revenue Bonds (John XXIII Home Project), VRDN, 2.40% due 2/01/2030 (d)               5,625
                     15,000   Harrisburg, Pennsylvania, Authority Revenue Bonds, VRDN, 2.33% due
                              3/01/2034 (d)                                                                       15,000
                      8,220   Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project),
                              VRDN, AMT, Series A, 2.30% due 6/01/2027 (d)                                         8,220
                              Jackson Township, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                      2,660     (I Auman Machine Company Inc. Project), 2.45% due 6/01/2008                        2,660
                      1,550     (Pennsylvania Precision Cast Parts), 2.45% due 4/01/2009                           1,550
                      6,790     (V&S Lebanon Galvanizing Project), 2.55% due 4/01/2021                             6,790
                      2,715   Jeannette, Pennsylvania, Health Service Authority, Hospital Revenue
                              Bonds (Jeannette District Memorial Hospital), VRDN, Series B, 2.35%
                              due 11/01/2018 (d)                                                                   2,715
                      6,390   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.38%
                              due 9/15/2020 (d)                                                                    6,390
                      3,500   Lancaster County, Pennsylvania, GO, VRDN, 2.36% due 5/01/2030 (b)(d)                 3,500


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                              (IN THOUSANDS)
                      Face
State                Amount                                 Issue                                                Value
Pennsylvania        $ 7,580   Lancaster County, Pennsylvania, Hospital Authority, Health Center
(continued)                   Revenue Refunding Bonds (Brethren Village), VRDN, 2.36% due 6/15/2020 (d)       $    7,580
                      5,460   Lebanon County, Pennsylvania, Health Facilities Authority, Health
                              Center Revenue Refunding Bonds (United Church of Christ Project),
                              VRDN, 2.11% due 4/01/2024 (d)                                                        5,460
                      4,000   Mercer County, Pennsylvania, IDA, EDR (Solar Atmospheres of Western
                              Pennsylvania), VRDN, 2.15% due 10/01/2010 (d)                                        4,000
                      6,800   Mercer County, Pennsylvania, TRAN, 4.60% due 12/31/2001                              6,808
                      3,400   Monroe County, Pennsylvania, IDA, Revenue Refunding Bonds (UTD Steel
                              Enterprises Project), VRDN, AMT, Series A, 2.45% due 9/01/2013 (d)                   3,400
                      5,000   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Excelon Generating),
                              CP, Series 2001A, 3.10% due 10/12/2001                                               5,000
                     18,005   Montgomery County, Pennsylvania, Redevelopment Authority, M/F Housing
                              Revenue Bonds (Kingswood Apartments Project), VRDN, Series A, 2.20%
                              due 8/15/2031 (d)                                                                   18,005
                      3,190   Moon, Pennsylvania, IDA, Commercial Development (One Thorn Run Center
                              Project), VRDN, Series A, 2.25% due 11/01/2015 (d)                                   3,190
                     18,160   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN,
                              Series 2001-121, Class A, 2.33% due 12/22/2009 (b)(d)                               18,160
                      4,000   Northampton County, Pennsylvania, General Purpose Authority, University
                              Revenue Bonds (Lehigh University), VRDN, Series B, 2.20% due 12/01/2030 (d)          4,000
                              Northampton County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                      4,035     (DG Properties Inc. Project), AMT, 2.45% due 7/01/2021                             4,035
                      2,300     (Follett Corporation Project), 2.45% due 5/01/2019                                 2,300
                      1,915     (Nicos Polymers & Grinding), AMT, 2.45% due 2/01/2020                              1,915
                      3,800   Northumberland County, Pennsylvania, IDA, Revenue Bonds (Butter
                              Krust Baking Company Project), VRDN, AMT, 2.45% due 5/01/2011 (d)                    3,800
                              Pennsylvania Economic Development Financing Authority, Economic
                              Development Revenue Bonds, VRDN (d):
                      4,200     AMT, Series D-7, 2.45% due 8/01/2022                                               4,200
                      1,200     AMT, Series F-5, 2.45% due 12/01/2006                                              1,200
                      1,700     (Gutchess Hardwoods Inc. Project), Series B, 2.85% due 4/01/2005                   1,700
                      7,000   Pennsylvania Economic Development Financing Authority, Exempt Facilities
                              Revenue Bonds (Amtrak Project), AMT, Series B, 3.10% due 11/01/2001                  7,000
                      2,885   Pennsylvania Economic Development Financing Authority Revenue Bonds
                              (Bentley Graphic Commission Inc.), VRDN, AMT, Series C-4, 2.45% due
                              4/01/2008 (d)                                                                        2,885
                              Pennsylvania Energy Development Authority Revenue Bonds, VRDN, AMT (d):
                      4,440     (B&W Ebensburg Project), 2.40% due 12/01/2011                                      4,440
                        900     (Piney Creek), Series C, 2.40% due 12/01/2011                                        900
                      2,595   Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 2001-71,
                              3.375% due 10/01/2001                                                                2,595
                     10,000   Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, AMT, Series A, 2.30% due 1/01/2018 (a)(d)                      10,000
                              Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:
                      4,500     (Association for Independent Colleges and Universities), Series F-3,
                                3.10% due 5/01/2002                                                                4,500
                      4,000     (Association for Independent Colleges and Universities), Series H-1,
                                2.45% due 5/01/2002                                                                4,035
                      3,550     (Lafayette College), 5% due 11/28/2001                                             3,555
                      7,000   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, VRDN,
                              Series Q, 2.55% due 6/01/2027 (d)                                                    7,000


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONCLUDED)                                              (IN THOUSANDS)
                      Face
State                Amount                                 Issue                                                Value
Pennsylvania                  Philadelphia, Pennsylvania, Authority for IDR, VRDN (d):
(concluded)         $ 8,750     (Fox Chase Cancer Center Project), 2.60% due 7/01/2025                        $    8,750
                      2,455     (Lannett Company Inc. Project), 2.45% due 5/01/2014                                2,455
                      7,000   Philadelphia, Pennsylvania, GO, TRAN, 4% due 6/28/2002                               7,069
                      7,300   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                              Authority, Hospital Revenue Bonds (Children's Hospital of Philadelphia
                              Project), VRDN, 2.60% due 3/01/2027 (d)                                              7,300
                     33,000   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                              Refunding Bonds (Northeastern Power Company), VRDN, AMT, Series B,
                              2.70% due 12/01/2022 (d)                                                            33,000
                      4,920   Somerset County, Pennsylvania, IDA, Revenue Bonds (Welding & Steel
                              Project),VRDN, AMT, 2.55% due 3/01/2015 (d)                                          4,920
                      4,000   Temple University of the Commonwealth of Pennsylvania, System of
                              Higher Education Revenue Bonds (University Funding Obligations),
                              4% due 5/08/2002                                                                     4,023
                              University of Pittsburgh, Pennsylvania, The Commonwealth System of
                              Higher Education Revenue Refunding Bonds:
                      9,000     (Pittsburgh Asset Notes-Panthers), 4% due 4/04/2002                                9,036
                      4,600     (University Capital Project), VRDN, Series A, 2.10% due 9/15/2004 (d)              4,600
                     14,400     (University Capital Project), VRDN, Series A, 2.10% due 9/15/2029 (d)             14,400
                              Venango County, Pennsylvania, IDA, Revenue Bonds (Scrubgrass Project), CP:
                     10,250     Series 90B, 2.70% due 1/16/2002                                                   10,250
                     32,850     Series 93, 2.65% due 1/16/2002                                                    32,850
                      4,000     Series 93, 2.70% due 1/17/2002                                                     4,000
                      3,800     Series B, 2.65% due 1/16/2002                                                      3,800
                      2,000   Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation
                              Project), VRDN, AMT, 2.55% due 11/01/2020 (d)                                        2,000
                      2,185   Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer
                              Products), VRDN, AMT, 2.55% due 12/01/2006 (d)                                       2,185
                      1,650   York County, Pennsylvania, IDA, EDR (Fypon Limited Project), VRDN, AMT,
                              2.30% due 4/01/2015 (d)                                                              1,650
                      3,050   York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project), VRDN,
                              AMT, 2.45% due 6/01/2021 (d)                                                         3,050
                      4,245   York County, Pennsylvania, Solid Waste and Refuse Authority, Solid Waste
                              System Revenue Refunding Bonds, 5% due 12/01/2001 (b)                                4,255

Puerto Rico--                 Government Development Bank, Puerto Rico, CP:
1.3%                  5,500     2.15% due 10/01/2001                                                               5,500
                      2,000     2.20% due 10/01/2001                                                               2,000


                              Total Investments (Cost--$598,402*)--99.6%                                         598,402
                              Other Assets LessLiabilities--0.4%                                                   2,539
                                                                                                              ----------
                              Net Assets--100.0%                                                              $  600,941
                                                                                                              ==========

(a)AMBAC Insured.
(b)FGIC Insured.
(c)MBIA Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2001.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2001
Assets:
Investments, at value (identified cost--$598,402,172)                                                    $   598,402,172
Cash                                                                                                              95,832
Interest receivable                                                                                            2,716,295
Prepaid registration fees and other assets                                                                       131,828
                                                                                                         ---------------
Total assets                                                                                                 601,346,127
                                                                                                         ---------------

Liabilities:
Payables:
 Investment adviser                                                                   $       226,070
 Distributor                                                                                  142,698
 Dividends to shareholders                                                                        229            368,997
                                                                                      ---------------
Accrued expenses and other liabilities                                                                            36,347
                                                                                                         ---------------
Total liabilities                                                                                                405,344
                                                                                                         ---------------
Net Assets                                                                                               $   600,940,783
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                     $    60,104,698
Paid-in capital in excess of par                                                                             540,941,958
Accumulated realized capital losses--net                                                                       (105,873)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 601,046,981 shares of
beneficial interest outstanding                                                                          $   600,940,783
                                                                                                         ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001
Investment Income:
Interest and amortization of premium and discount earned                                                 $     9,291,223

Expenses:
Investment advisory fees                                                              $     1,493,833
Distribution fees                                                                             383,424
Accounting services                                                                            61,016
Transfer agent fees                                                                            40,263
Professional fees                                                                              29,756
Custodian fees                                                                                 25,086
Registration fees                                                                              16,317
Printing and shareholder reports                                                               10,390
Pricing fees                                                                                    5,863
Trustees' fees and expenses                                                                     1,980
Other                                                                                           5,556
                                                                                       --------------
Total expenses                                                                                                 2,073,484
                                                                                                         ---------------
Investment income--net                                                                                         7,217,739
Realized Loss on Investments--Net                                                                                  (715)
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $     7,217,024
                                                                                                         ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       For the Six           For the
                                                                                       Months Ended         Year Ended
                                                                                      September 30,         March 31,
                                                                                           2001                2001
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                $     7,217,739    $    18,933,622
Realized loss on investments--net                                                               (715)           (33,951)
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                        7,217,024         18,899,671
                                                                                      ---------------    ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                     (7,217,739)       (18,933,622)
                                                                                      ---------------    ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        1,061,093,747      2,179,888,708
Value of shares issued to shareholders in reinvestment of dividends                         7,217,387         18,933,754
                                                                                      ---------------    ---------------
                                                                                        1,068,311,134      2,198,822,462
Cost of shares redeemed                                                               (1,068,772,396)    (2,136,562,493)
                                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                                (461,262)         62,259,969
                                                                                      ---------------    ---------------

Net Assets:
Total increase (decrease) in net assets                                                     (461,977)         62,226,018
Beginning of period                                                                       601,402,760        539,176,742
                                                                                      ---------------    ---------------
End of period                                                                         $   600,940,783    $   601,402,760
                                                                                      ===============    ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios
have been derived from information                       For the Six
provided in the financial statements.                    Months Ended
                                                        September 30,              For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                      2001         2001          2000         1999         1998
Per Share Operating Performance:
Net asset value, beginning of period                      $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                          ---------    ---------    ---------    ---------     ---------
Investment income--net                                          .01          .03          .03          .03           .03
Realized loss on investments--net                              --++         --++         --++         --++          --++
                                                          ---------    ---------    ---------    ---------     ---------
Total from investment operations                                .01          .03          .03          .03           .03
                                                          ---------    ---------    ---------    ---------     ---------
Less dividends from investment income--net                    (.01)        (.03)        (.03)        (.03)         (.03)
                                                          ---------    ---------    ---------    ---------     ---------
Net asset value, end of period                            $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                          =========    =========    =========    =========     =========

Total Investment Return                                      2.28%*        3.47%        2.81%        2.77%         3.08%
                                                          =========    =========    =========    =========     =========

Ratios to Average Net Assets:
Expenses                                                      .67%*         .68%         .69%         .70%          .70%
                                                          =========    =========    =========    =========     =========
Investment income--net                                       2.35%*        3.42%        2.78%        2.71%         3.03%
                                                          =========    =========    =========    =========     =========

Supplemental Data:
Net assets, end of period (in thousands)                  $ 600,941    $ 601,403    $ 539,177    $ 528,840     $ 443,012
                                                          =========    =========    =========    =========     =========

*Annualized.
++Amount is less than $.01 per share.

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Pennsylvania Municipal Money Fund (the "Fund") is part of
CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2001, the Fund reimbursed FAM $4,949 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares, redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At March 31, 2001, the Fund had a net capital loss carryforward of approximately $105,000, of which $13,000 expires in 2002, $11,000 expires in 2003, $22,000 expires in 2006, $4,000 expires in 2007,
$21,000 expires in 2008 and $34,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Phillip S. Gillespie--Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*


*For inquiries regarding your CMA account, call (800) CMA-INFO
[(800) 262-4636].